GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of total revenues and long-lived assets by geographic area

	Year ended December 31,
	2023	2022	2021
Revenue from sales to customers:

Europe	$10,000	$7,500	$6,000
United States	23,459	-	-

Total revenue	$33,459	$7,500	$6,000

	December 31,
	2023	2022
Long-lived assets:

Israel	$2,468	$3,239
United States	77	119

Total long-lived assets	$2,545	$3,358

Schedule of sales to single customer exceeding 10%
	Year ended December 31,
	2023	2022	2021
Sales to a single customer exceeding 10%:

Customer A	30%	100%	100%
Customer B	70%	-	-